INCOME TAXES	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 13 – INCOME TAXES

The following table summarizes the components of the Company’s income tax provision for the three and six months ended June 30, 2013 and 2012 (in thousands):

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
United States	$(790)	$(388)	$(3,277)	$(3,525)
Mexico	(15,798)	(12,052)	(19,471)	(15,750)
Bolivia	(4,556)	(10,889)	(8,884)	(18,578)
Other jurisdictions	(1,990)	(533)	(2,022)	(1,445)

Income tax provision from continuing operations	$(23,134)	$(23,862)	$(33,654)	$(39,298)

The income tax provision for the three and six months ended June 30, 2013 varies from the statutory rate primarily because of differences in tax rates for the Company’s foreign operations and changes in valuation allowances for net deferred tax assets, permanent differences and foreign exchange rate differences.

The Company has U.S. net operating loss carryforwards which expire in 2017 through 2031. Net operating losses in foreign countries have an indefinite carryforward period, except in Mexico where net operating loss carryforwards are limited to ten years.

NOTE 16 – INCOME TAXES

The components of income (loss) from continuing operations before income taxes were as follows:

	Years Ended December 31,
	2012	2011	2010
United States	$(5,638)	$(38,781)	$(37,710)
Foreign	122,927	246,617	(54,955)

Total	$117,289	$207,836	$(92,665)

For the years ended December 31, 2012, 2011, and 2010 the Company reported an income tax (provision) benefit of $(68.6) million, $(114.3) million, and an income tax benefit of $9.5 million, respectively.

The following table summarizes the components of the Company’s income tax provision from continuing operations for the three years ended December 31, 2012, 2011, and 2010 (in thousands):

The components of the consolidated income tax benefit (expense) from continuing operations were as follows:

	Years Ended December 31,
	2012	2011	2010
Current:
United States – Alternative minimum tax	$(257)	$2,015	$(482)
United States – Foreign withholding tax	(736)	(842)	(1,009)
Argentina	976	(1,219)	(7,094)
Australia	(1,760)	(1,755)	(251)
Mexico	(7,814)	(1,084)	(316)
Bolivia	(43,546)	(59,660)	(20,268)
Deferred:
Australia	(223)	(661)	(541)
Bolivia	(1,087)	(207)	(1,388)
Mexico	(10,579)	(28,022)	24,371
United States	(3,586)	(22,902)	16,459

Income tax benefit (expense)	$(68,612)	$(114,337)	$9,481

A reconciliation of the Company’s effective tax rate with the federal statutory tax rate for the periods indicated is as follows:

	Years Ended December 31
	2012	2011	2010
Tax benefit (expense) from continuing operations	$(41,051)	$(72,743)	$32,433
State tax provision from continuing operations	(956)	(10,600)	4,726
Percentage depletion and related deductions	7,461	—	3,093
Change in valuation allowance	(12,651)	(6,032)	2,734
Non-deductible imputed interest	(525)	(808)	(1,718)
Uncertain tax positions	(9,849)	(1,279)	(299)
U.S. and foreign non-deductible expenses	(4,206)	(10,648)	(9,052)
Foreign exchange rates	(10,416)	(4,440)	(7,066)
Foreign inflation and indexing	712	(3,829)	(3,352)
Foreign tax rate differences	3,967	22,795	(9,861)
Foreign withholding and other foreign taxes	(5,861)	(23,246)	(2,986)
Foreign tax credits and other, net	4,763	(3,507)	829

	$(68,612)	$(114,337)	$9,481

As of December 31, 2012 and 2011, the significant components of the Company’s deferred tax assets and liabilities were as follows:

	Years Ended December 31
	2012	2011
Deferred tax liabilities:
Mineral properties	$461,742	$453,818
Foreign subsidiaries – unremitted earnings	247,000	235,116
Property, plant and equipment, net	60,266	68,013

	$769,008	$756,947

Deferred tax assets:
Net operating loss carryforwards	99,323	128,073
Foreign subsidiaries – future tax credits	145,395	133,160
Royalty and other long-term debt	42,221	48,254
Capital loss carryforwards	35,315	35,562
Asset retirement obligation	8,623	9,638
Unrealized foreign currency loss and other	1,590	3,974
Accrued expenses	20,692	23,247
Tax credit carryforwards	22,811	11,987
Inventory	1,418	6,069

	377,388	399,964
Valuation allowance	(182,576)	(168,511)

	194,812	231,453

Net deferred tax liabilities	$(574,196)	$(525,494)

The Company has evaluated the amount of taxable income and periods over which it must be earned to allow for realization of the deferred tax assets. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this decision. Based upon this analysis, the Company has recorded valuation allowances as follows:

	Years Ended December 31
	2012	2011
U.S.	$132,790	$123,539
Argentina	18,442	10,739
Canada	2,227	5,390
New Zealand	27,125	27,026
Other	1,992	1,817

	$182,576	$168,511

The Company continues to monitor the valuation allowance quarterly, and will make the appropriate adjustments as necessary should circumstances change.

U.S. GAAP provides the criteria that an individual tax position must satisfy for some or all of the benefits of that position to be recognized in a Company’s financial statements. U.S. GAAP prescribes a recognition threshold of more likely than not for all tax positions taken or expected to be taken on a return.

A reconciliation of the beginning and ending amount related to unrecognized tax benefits is as follows (in thousands):

Unrecognized tax benefits at January 1, 2011	$1,076
Gross increase to current period tax positions	904
Gross decrease to prior period tax positions	—

Unrecognized tax benefits at December 31, 2011	$1,980

Gross increase to current period tax positions	9,227
Gross decrease to prior period tax positions	(696)

Unrecognized tax benefits at December 31, 2012	$10,511

During 2012, an audit of San Bartolome’s 2009 Bolivian income tax return resulted in the recognition of an additional $1.4 million of income tax expense, including interest and penalties. Multiple tax positions were challenged during the audit and the Company has assessed these positions as they relate to the remaining open tax periods of Bolivia. As such, the Company has recognized an additional $11.8 million of tax expense, including interest and penalties, related to these unrecognized tax benefits.

The Company has decided to classify interest and penalties associated with these uncertain tax positions as a component of income tax expense and has recognized additional interest and penalties of $2.5 million, $0.4 million, and $0.04 million during 2012, 2011, and 2010, respectively.

The Company files income tax returns in various U.S. federal and state jurisdictions, in all identified foreign jurisdictions and various others. To the extent there are loss carryovers in any such jurisdictions, the statute of limitations generally remains open.

The Company has previously determined the earnings from certain foreign subsidiaries were not indefinitely reinvested. Accordingly, the Company has recognized deferred taxes and withholding taxes related to those jurisdictions. In 2012, the Company retained its position established in 2008 when it was determined that it was reasonable, appropriate and prudent that a portion of the anticipated future cash flows from Mexico would be indefinitely reinvested to fund ongoing capital improvements and additional exploration activities within and around the Palmarejo operating site. Accordingly, U.S. and non-U.S. income and withholding taxes for which deferred taxes might otherwise be required, have not been provided on a cumulative amount of temporary differences (including, for this purpose, any difference between the tax basis in the stock of a consolidated subsidiary and the amount of the subsidiary’s net equity determined for financial reporting purposes) related to investments in foreign subsidiaries of approximately $170.0 million for the years ended December 31, 2012 and 2011. The additional U.S. and non-U.S. income and withholding tax that would arise on the reversal of the temporary differences could be offset in part by tax credits. Because the determination of the amount of available tax credits and the limitations imposed on the annual utilization of such credits are subject to a highly complex series of calculations and expense allocations, it is impractical to estimate the amount of net income and withholding tax that might be payable if a reversal of temporary differences occurred.

During 2007, the Company incurred an ownership change which generally limits the availability of existing tax attributes, including net operating loss carryforwards to reduce future taxable income. The Company has the following tax attribute carryforwards as of December 31, 2012, by jurisdiction:

	U.S.	Argentina	Canada	Mexico	New Zealand	Other	Total
Regular net operating losses	133,640	18,598	4,243	31,305	96,875	6,640	291,301
Alternative minimum tax net operating losses	7,409	—	—	—	—	—	7,409
Capital losses	89,632	—	3,755	—	—	—	93,387
Alternative minimum tax credits	3,131	—	—	—	—	—	3,131
Foreign tax credits	19,680	—	—	—	—	—	19,680

The U.S. net operating losses expire from 2017 through 2031 and the Canada net operating losses expire from 2028 through 2030. The Mexico net operating losses expire from 2018 to 2019, while the remaining net operating losses from the foreign jurisdictions have an indefinite carryforward period. The U.S. capital losses expire in 2015 while the Canada capital losses generally have an indefinite carryforward period. Alternative minimum tax credits do not expire and foreign tax credits expire if unused by 2019.